Financial Instrument Risk Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities of the Company’s Financial Liabilities

The following is an analysis of the contractual maturities of the Company’s financial liabilities as of June 30, 2025 and December 31, 2024:

	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$1,144,570	$-	$-
Accounts payable and accrued expense - related party	1,192,382	-	-
Convertible promissory	400,000	-	-
Convertible loans	82,149	-	-
Silent partnerships	1,138,633	-	-
Lease liabilities	372,619	1,021,342	78,864
Intellectual property acquisition liability	1,000,000	-	-
Intellectual property acquisition liability - related party	657,895	192,711	-
	$5,988,248	$1,214,053	$78,864
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$2,295,058	$-	$-
Accounts payable and accrued expense - related party	558,514	-	-
Convertible promissory note to be settled with ordinary shares	1,021,000	-	-
Convertible loans	72,975	-	-
Silent partnerships	1,031,279	-	-
Lease liabilities	280,145	760,324	105,658
Intellectual property acquisition liability - related party	690,575	376,096	-
	$5,949,546	$1,136,420	$105,658